UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10427
                                   ------------


                     AXP Partners International Series, Inc.
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               (Exact name of registrant as specified in charter)


                50606 AXP Financial Center, Minneapolis, MN 55474
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                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:  10/31
                         --------

Date of reporting period:  01/31
                          --------

                               PORTFOLIO HOLDINGS
                                       FOR
                          AXP(R) PARTNERS INTERNATIONAL
                             AGGRESSIVE GROWTH FUND
                                AT JAN. 31, 2005

Investments in Securities

AXP Partners International Aggressive Growth Fund

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (93.1%)(c)
Issuer                                               Shares           Value(a)

Australia (4.0%)

Banks and savings & loans (0.5%)
Commonwealth Bank of
  Australia                                          48,340         $1,255,796

Beverages & tobacco (0.4%)
Lion Nathan                                         155,000            985,093

Financial services (0.6%)
Macquarie Group                                     159,710            471,523
Perpetual Trustees Australia                         20,000          1,037,303
Total                                                                1,508,826

Insurance (0.4%)
QBE Insurance Group                                  98,660          1,165,888

Metals (0.7%)
BHP Billiton                                        137,351          1,748,500

Paper & packaging (0.4%)
Amcor                                               201,810          1,111,042

Textiles & apparel (1.0%)
Billabong Intl                                      190,000          1,773,474
Pacific Brands                                      400,000            960,876
Total                                                                2,734,350

Austria (1.3%)

Banks and savings & loans (0.9%)
Erste Bank der
  Oesterreichischen Sparkassen                       48,518          2,402,427

Building materialso & construction (0.4%)
Wienerberger                                         25,000          1,153,369

Belgium (0.5%)

Banks and savings & loans (0.2%)
KBC Bancassurance Holding                            10,010            774,161

Health care products (0.3%)
Omega Pharma                                         14,000            668,489

Bermuda (0.5%)

Multi-industry
Tyco Intl                                            35,520          1,283,693

Brazil (0.5%)

Health care services (--%)
Diagnosticos da America                              11,250(b)         116,477

Household products (0.5%)
Natura Cosmeticos                                    50,100          1,227,621

Canada (3.0%)

Building materials & construction (0.4%)
Masonite Intl                                        32,500(b)       1,060,637

Energy (1.6%)
EnCana                                               16,577            979,926
Fairborne Energy                                    100,000(b)       1,112,006
PetroKazakhstan Cl A                                 15,000            539,850
Talisman Energy                                      53,500          1,595,086
Total                                                                4,226,868

Leisure time & entertainment (--%)
Intrawest                                             5,800            112,635

Media (0.3%)
Corus Entertainment                                  32,000            711,684

Metals (0.3%)
Ivanhoe Mines                                        60,000(b)         395,004
Noranda                                              25,000            422,039
Total                                                                  817,043

Retail -- drugstores (0.4%)
Shoppers Drug Mart                                   35,076(b)       1,107,961

Chile (0.2%)

Banks and savings & loans
CorpBanca ADR                                        20,000(b)         531,800

China (0.5%)

Multi-industry
Hainan Meilan Intl
  Airport Cl H                                      585,000            435,011
Lerado Group Holding                              1,980,000            319,502
Linmark Group                                     1,250,000            480,782
Total                                                                1,235,295

Czechoslovakia Federated
Republic (0.6%)

Banks and savings & loans
Komercni Banka                                       10,300          1,538,701

Denmark (0.2%)

Multi-industry
Kobenhavns Lufthavne                                  3,000            655,136

See accompanying notes to investments in securities.

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1 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                               Shares           Value(a)

Finland (1.1%)

Financial services (0.2%)
Sponda                                               63,000           $629,709

Multi-industry (0.5%)
Amer Group                                           34,800            570,974
Jaakko Poyry Group                                   26,000            806,420
Total                                                                1,377,394

Paper & packaging (0.3%)
Stora Enso                                           55,610            801,799

France (10.7%)

Banks and savings & loans (0.4%)
Credit Agricole                                      39,374          1,173,215

Beverages & tobacco (0.5%)
Pernod-Ricard                                         8,620          1,219,820

Building materials & construction (0.9%)
Imerys                                               10,000            835,956
Lafarge                                              16,110          1,662,724
Total                                                                2,498,680

Computer software & services (0.6%)
Fininfo                                              20,400            605,903
Iliad                                                25,000            951,336
Total                                                                1,557,239

Electronics (0.2%)
Carbone Lorraine                                     10,000(b)         516,067

Energy (1.3%)
Total                                                16,330          3,509,171

Engineering & construction (0.7%)
VINCI                                                12,642          1,811,616

Food (0.4%)
Groupe DANONE                                        10,750          1,001,404

Health care services (0.7%)
Essilor Intl                                         24,520          1,738,092

Industrial transportation (0.1%)
Groupe Norbert Dentressangle                          2,400            161,388

Insurance (0.8%)
AXA                                                  82,751          2,008,943

Lodging & gaming (0.2%)
Pierre & Vacances                                     4,000            442,822

Machinery (0.5%)
Schneider Electric                                   16,170          1,236,103

Media (0.2%)
M6-Metropole Television                              20,000            573,042

Metals (0.7%)
Vallourec                                            10,000          1,880,516

Multi-industry (2.5%)
Bacou-Dalloz                                          9,000            813,979
Neopost                                              37,800          2,918,808
Societe Generale                                     12,383          1,233,477
Vivendi Universal                                    54,890(b)       1,735,680
Total                                                                6,701,944

Textiles & apparel (0.2%)
Camaieu                                               3,500            413,701

Germany (7.3%)

Automotive & related (0.6%)
Continental                                          22,570          1,566,094

Banks and savings & loans (0.6%)
DEPFA Bank                                           83,000          1,460,668

Building materials & construction (0.3%)
Bilfinger Berger                                     19,300            875,531

Chemicals (0.4%)
BASF                                                 16,160          1,105,465

Computer hardware (0.5%)
Wincor Nixdorf                                       15,500(b)       1,241,265

Computer software & services (0.6%)
SAP                                                   9,922          1,536,802

Electronics (0.2%)
Vossloh                                              12,000            617,717

Finance companies (0.2%)
Deutsche Beteiligungs                                15,000(b)         214,442
Grenkeleasing                                         8,000            359,578
Total                                                                  574,020

Financial services (0.3%)
Deutsche Boerse                                      12,000            745,552

Health care services (1.3%)
Fresenius Medical Care                                9,360            756,822
Rhoen-Klinikum                                       39,800          2,623,628
Total                                                                3,380,450

Multi-industry (0.3%)
GFK                                                  24,000            907,027

Retail -- general (0.6%)
Metro                                                19,170          1,000,697
Takkt                                                53,000            569,133
Total                                                                1,569,830

Textiles & apparel (0.6%)
Adidas-Salomon                                        4,590            685,919
Puma Rudolf Dassler Sport                             3,731            916,486
Total                                                                1,602,405

Utilities -- electric (0.5%)
E.ON                                                 14,250          1,274,426

Utilities -- telephone (0.3%)
Deutsche Telekom                                     35,930(b)         777,422

Greece (1.0%)

Banks and savings & loans (0.4%)
Alpha Bank                                           34,136          1,152,213

Lodging & gaming (0.6%)
Intralot-Intergrated
  Lottery Systems & Services                         28,000            760,443
OPAP                                                 31,700            848,537
Total                                                                1,608,980

Guernsey (0.1%)

Utilities -- telephone
Amdocs                                                8,400(b)         249,900

Hong Kong (1.7%)

Electronics (0.6%)
Ngai Lik Industrial Holding                         788,000            212,253
Techtronic Inds                                     560,000          1,251,975
Total                                                                1,464,228

Financial services (0.3%)
Hong Kong Exchanges
  and Clearing                                      350,000            873,099

Food (0.4%)
Global Bio-Chem
  Technology                                      1,500,000          1,064,086

Retail -- general (0.4%)
Esprit Holdings                                     177,000          1,023,480

India (1.0%)

Banks and savings & loans (0.6%)
HDFC Bank ADR                                        35,000          1,557,500

Computer software & services (0.4%)
Tata Consultancy Services                            38,150          1,134,857

Ireland (4.9%)

Banks and savings & loans (2.3%)
Anglo Irish Bank                                    201,180          4,899,378
Bank of Ireland                                      76,420          1,216,476
Total                                                                6,115,854

Food (1.0%)
IAWS Group                                           90,000          1,416,839
Kerry Group Cl A                                     50,000          1,179,396
Total                                                                2,596,235

Health care products (0.5%)
United Drug                                         250,000          1,215,234

Lodging & gaming (0.4%)
Jurys Doyle Hotel Group                              64,000          1,075,922

Retail -- general (0.7%)
Grafton Group                                       160,000(b)       1,982,949

See accompanying notes to investments in securities.

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2 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                               Shares           Value(a)

Italy (2.2%)

Banks and savings & loans (0.2%)
Credito Emiliano                                     60,000           $599,477

Beverages & tobacco (0.3%)
Davide Campari - Milano                              13,000            767,116

Energy (0.6%)
Eni                                                  61,830          1,507,402

Health care products (0.3%)
Amplifon                                             18,000            913,336

Restaurants (0.4%)
Autogrill                                            68,200(b)       1,087,442

Utilities -- electric (0.4%)
Terna                                               369,940          1,020,859

Japan (15.7%)

Automotive & related (1.4%)
DENSO                                                45,700          1,184,696
Nifco                                                47,000            741,637
Toyota Motor                                         45,100          1,753,217
Total                                                                3,679,550

Banks and savings & loans (3.2%)
Bank of Fukuoka                                      96,000            611,487
Bank of Yokohama                                    326,000          2,051,056
Chiba Bank                                           91,000            601,396
Hiroshmia Bank                                      139,800            746,938
Mitsubishi Tokyo
  Financial Group                                       130          1,227,873
ORIX                                                 15,200          2,010,895
Sumitomo Mitsui
  Financial Group                                       130            910,522
Total                                                                8,160,167

Building materials & construction (0.4%)
Daikin Industries                                    40,700          1,094,479

Chemicals (0.2%)
Shin-Etsu Chemical                                   15,400            607,792

Computer software & services (0.6%)
Meitec                                               30,600          1,130,342
Trend Micro                                           9,500            425,146
Total                                                                1,555,488

Electronics (1.3%)
Chiyoda Integre                                       2,000             40,021
Omron                                                47,200          1,138,658
Rakuten                                                 360            336,968
Sharp                                                36,000            550,701
Toyo                                                 56,600            736,257
Ushio                                                35,000            710,611
Total                                                                3,513,216

Financial services (0.5%)
Aeon Credit Service                                   4,300            301,887
Aiful                                                 9,000          1,018,540
Total                                                                1,320,427

Furniture & appliances (0.4%)
Matsushita Electric Industrial                       69,000          1,023,248

Health care products (0.8%)
Chugai Pharmaceutical                                61,600            971,064
Eisai                                                11,000            356,319
Hogy Medical                                         16,200            734,070
Total                                                                2,061,453

Household products (0.6%)
Kao                                                  49,000          1,137,053
Toto                                                 58,000            526,528
Total                                                                1,663,581

Industrial transportation (0.4%)
East Japan Railway                                      220          1,185,524

Machinery (1.4%)
Eneserve                                             19,500            691,698
Funai Electric                                        7,500            859,211
Hoya                                                 14,251          1,466,816
Komatsu                                             106,000            785,608
Total                                                                3,803,333

Metals (0.2%)
Sumitomo Metal Mining                                83,000            570,202

Miscellaneous (0.4%)
Park24                                               60,000          1,184,185

Multi-industry (0.6%)
Arrk                                                 17,000            691,735
Fuji Photo Film                                      23,800            855,973
Total                                                                1,547,708

Real estate (0.5%)
Daito Trust Construction                             28,900          1,335,303

Restaurants (0.2%)
Kappa Create                                         22,400(d)         574,365

Retail -- drugstores (0.1%)
Ain Pharmaciez                                       17,400            366,033

Retail -- general (1.3%)
Fast Retailing                                       12,000            815,767
Nintendo                                              5,600            634,391
Olympus                                              20,000            416,648
Seven-Eleven Japan                                   19,600            593,667
Yamada Denki                                         21,000            883,128
Total                                                                3,343,601

Textiles & apparel (0.9%)
Toray Inds                                          271,000          1,261,721
Wacoal                                              100,000          1,109,437
Total                                                                2,371,158

Utilities -- telephone (0.2%)
KDDI                                                    120            611,980

Luxembourg (1.1%)

Energy equipment & services (0.4%)
Tenaris ADR                                          21,561          1,062,957

Media (0.5%)
SES GLOBAL FDR                                      113,000          1,410,765

Metals (0.2%)
Arcelor                                              24,300            542,692

Mexico (1.4%)

Cellular telecommunications (0.7%)
America Movil ADR Series L                           32,897          1,745,515

Home building (0.1%)
Urbi Desarrollos Urbanos                             50,000(b)         270,351

Multi-industry (0.4%)
Grupo Aeroportuario del
  Sureste ADR                                        41,000          1,091,010

Real estate (0.2%)
Consorcio ARA                                       160,000(b)         583,040

Netherlands (5.0%)

Banks and savings & loans (0.8%)
ING Groep                                            69,698          2,009,240

Computer software & services (0.2%)
Unit 4 Agresso                                       35,000(b)         528,549

Engineering & construction (0.6%)
Fugro                                                17,882          1,585,332

Food (1.0%)
Royal Numico                                         36,710(b)       1,406,724
Sligro Food Group                                    25,000          1,270,955
Total                                                                2,677,679

Health care products (0.5%)
OPG Groep                                            20,900          1,227,503

Household products (0.3%)
Hunter Douglas                                       16,000            845,381

Multi-industry (1.2%)
Aalberts Inds                                        33,600          1,530,006
Imtech                                               20,000            677,910
United Services Group                                37,000            983,964
Total                                                                3,191,880

Textiles & apparel (0.4%)
Ten Cate                                             16,000          1,130,053

New Zealand (0.3%)

Lodging & gaming
Sky City Entertainment Group                        230,000            842,875

See accompanying notes to investments in securities.

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3 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                               Shares           Value(a)

Norway (1.4%)

Banks and savings & loans (0.6%)
DNB NOR                                             164,310         $1,504,829

Food (0.2%)
Orkla                                                14,000            457,581

Furniture & appliances (0.3%)
Ekornes                                              30,800            711,451

Telecom equipment & services (0.3%)
Telenor                                              98,900            910,126

Russia (0.4%)

Metals (0.1%)
Mechel Steel Group ADR                               15,000(b)         397,500

Utilities -- telephone (0.3%)
Mobile Telesystems ADR                               18,712            673,258

Singapore (0.6%)

Automotive & related (0.4%)
ComfortDelGro                                     1,000,000            916,366

Electronics (0.2%)
Venture                                              65,000            623,256

South Africa (0.5%)

Retail -- general
Edgars Consolidated Stores                           25,000          1,253,138

South Korea (1.2%)

Automotive & related (0.7%)
Hyundai Mobis                                        15,000          1,026,562
Hyundai Motor                                        17,110            971,653
Total                                                                1,998,215

Health care products (0.2%)
Yuhan                                                 5,247            458,151

Insurance (0.2%)
Samsung Fire & Marine
  Insurance                                           5,800            452,588

Machinery (0.1%)
Samyoung                                             21,000            213,607

Spain (2.6%)

Banks and savings & loans (0.1%)
Bankinter                                             7,000            360,522

Building materials & construction (0.5%)
Grupo Ferrovial                                      23,880          1,427,204

Engineering & construction (0.9%)
Abengoa                                             119,600          1,286,060
ACS Actividades de
  Construccion y Servicios                           45,158          1,131,504
Total                                                                2,417,564

Industrial transportation (0.1%)
Cintra Concesiones
  de Infraestructuras
  de Transporte                                      11,444(b)         135,716

Utilities -- electric (0.3%)
Red Electrica de Espana                              36,000            841,086

Utilities -- telephone (0.7%)
Telefonica                                           99,374          1,808,328

Sweden (2.1%)

Automotive & related (0.7%)
Autoliv                                              16,294            763,512
Volvo Cl B                                           24,243            983,165
Total                                                                1,746,677

Building materials & construction (0.5%)
Nobia                                                84,000          1,376,025

Environmental services (--%)
Sweco Cl B                                            7,300(b)         131,868

Health care services (0.1%)
Gambro Cl A                                          25,000            366,732

Machinery (0.4%)
Hexagon Cl B                                         25,500          1,108,044

Telecom equipment & services (0.3%)
Telefonaktiebolaget
  LM Ericsson Cl B                                  277,170(b)         813,510

Switzerland (6.1%)

Banks and savings & loans (0.6%)
UBS                                                  18,631          1,514,289

Broker dealers (0.3%)
Pargesa Holding Cl B                                    194            680,101

Building materials & construction (0.5%)
Geberit                                               1,825          1,359,523

Chemicals (0.6%)
Givaudan                                                700            442,221
Sika                                                  1,650(b)       1,062,287
Total                                                                1,504,508

Health care products (2.7%)
Bachem Holding Cl B                                   5,800            341,442
Novartis                                             56,340          2,703,385
Roche Holding                                        22,698          2,420,331
Synthes                                              14,820(b)       1,697,692
Total                                                                7,162,850

Industrial transportation (0.4%)
Kuehne & Nagel Intl                                   5,800          1,186,800

Machinery (0.4%)
Schindler Holding                                     2,650            963,633

Metals (0.3%)
Xstrata                                              49,000            854,638

Retail -- general (0.3%)
Compagnie Financiere
  Richemont Cl A                                     27,090            847,222

Taiwan (1.4%)

Banks and savings & loans (0.2%)
Bank of Kaohsiung                                   550,000            410,734

Computer hardware (0.2%)
Chicony Electronics                                 656,000            560,215

Computer software & services (0.3%)
Advantech                                            94,000            217,549
Springsoft                                          230,000            485,198
Total                                                                  702,747

Electronics (0.3%)
ASE Test                                             80,000(b)         404,800
Wah Lee Industrial                                  317,394            414,885
Total                                                                  819,685

Furniture & appliances (0.1%)
Taiwan Fu Hsing Industrial                          175,000            196,271

Machinery (0.4%)
Phoenixtec Power                                    950,000          1,105,159

United Kingdom (11.6%)

Aerospace & defense (0.3%)
Cobham                                               30,000            754,613

Automotive & related (0.3%)
BBA Group                                           145,000            883,340

Banks and savings & loans (1.5%)
Intermediate Capital Group                           57,000          1,228,941
Kensington Group                                     90,000            826,708
Royal Bank of Scotland Group                         60,589          2,008,547
Total                                                                4,064,196

Cellular telecommunications (0.9%)
Vodafone Group                                      883,350          2,279,519

Electronics (0.3%)
Spectris                                             80,000            688,425

Energy (1.2%)
BP                                                  320,695          3,177,418

Energy equipment & services (1.2%)
Expro Intl Group                                    194,000          1,486,836
Tullow Oil                                          543,000          1,608,791
Total                                                                3,095,627

Financial services (0.2%)
HSBC Holdings                                        36,280            600,561

Health care products (0.5%)
Smith & Nephew                                      134,358          1,313,941

Health care services (0.3%)
RPS Group                                           263,900            732,963

See accompanying notes to investments in securities.

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4 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                               Shares           Value(a)

United Kingdom (cont.)

Household products (0.8%)
Reckitt Benckiser                                    70,921         $2,107,831

Industrial services (0.4%)
Northgate                                            59,500          1,036,474

Industrial transportation (0.3%)
Business Post Group                                  65,000            813,927

Insurance (0.6%)
Legal & General Group                               750,770          1,626,288

Media (0.1%)
HIT Entertainment                                     2,400             11,874
Pearson                                              26,280            304,990
Total                                                                  316,864

Multi-industry (0.8%)
Exel                                                135,000          2,034,906

Real estate (0.1%)
Workspace Group                                       6,500            285,305

Retail -- general (0.8%)
Next                                                 37,850          1,120,606
Wolseley                                             42,320            876,310
Total                                                                1,996,916

Retail -- grocery (0.9%)
Tesco                                               413,800          2,402,909

Utilities -- electric (0.2%)
Viridian Group                                       40,000            572,477

Common stocks (continued)

Issuer                                               Shares           Value(a)

United States (0.4%)

Beverages & tobacco (0.1%)
Central European Distribution                         9,000(b)        $295,650

Investment companies (0.3%)
iShares MSCI EAFE Index Fund                          5,360            840,984

Total common stocks
(Cost: $189,899,188)                                              $246,841,466

Preferred stock & other (0.4%)(c)

Issuer                                               Shares           Value(a)

Germany (0.4%)
Hugo Boss                                            34,000         $1,114,366

Hong Kong (--%)
Global Bio-Chem Technology Group
  Warrants                                          125,000(b)           5,048

Total preferred stock & other
(Cost: $641,602)                                                    $1,119,414

Total investments in securities
(Cost: $190,540,790)(e)                                           $247,960,880

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   At Jan. 31, 2005 security was partially or fully on loan.

(e) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $190,541,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $59,076,000
      Unrealized depreciation                                       (1,656,000)
                                                                    ----------
      Net unrealized appreciation                                  $57,420,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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5 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

                                                              S-6243-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                     AXP(R) PARTNERS INTERNATIONAL CORE FUND
                                AT JAN. 31, 2005

Investments in Securities

AXP Partners International Core Fund

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.8%)(c)
Issuer                                         Shares                 Value(a)

Australia (0.9%)

Banks and savings & loans (0.6%)
Natl Australia Bank                            40,300                 $925,300

Paper & packaging (0.3%)
Amcor                                          82,700                  455,296

Austria (1.1%)

Banks and savings & loans
Erste Bank der Oesterreichischen
  Sparkassen                                   34,902                1,728,215

Belgium (0.6%)

Insurance
Fortis                                         32,600                  881,590

Bermuda (1.7%)

Multi-industry
Tyco Intl                                      73,902                2,670,818

Brazil (0.8%)

Energy (0.3%)
Petroleo Brasileiro ADR                        10,700                  434,955

Household products (0.2%)
Natura Cosmeticos                              15,900                  389,604

Utilities -- telephone (0.3%)
Telecomunicacoes
  Brasileiras ADR                              15,500                  431,055

Canada (2.1%)

Energy (0.5%)
Talisman Energy                                25,265                  753,268

Industrial transportation (0.3%)
Canadian Natl Railway                           8,816                  524,111

Retail -- drugstores (0.8%)
Shoppers Drug Mart                             41,326(b)             1,305,381

Telecom equipment & services (0.5%)
Research In Motion                             10,362(b)               738,707

China (0.9%)

Energy (0.4%)
CNOOC ADR                                      14,353                  768,460

Real estate (0.5%)
Hang Lung Properties                          485,986                  729,195

Czechoslovakia Federated
Republic (0.3%)

Telecom equipment & services
CESKY TELECOM GDR                              29,033                  526,383

Denmark (0.2%)

Banks and savings & loans
Danske Bank                                     9,000                  263,049

Finland (1.0%)

Paper & packaging (0.7%)
M-real Cl B                                    98,000                  530,988
UPM - Kymmene                                  28,394                  599,176
Total                                                                1,130,164

Telecom equipment & services (0.3%)
Nokia                                          11,900                  182,009
Nokia ADR                                      20,850                  318,588
Total                                                                  500,597

France (9.1%)

Automotive & related (1.2%)
Renault                                        13,362                1,091,252
Valeo                                          19,670                  801,210
Total                                                                1,892,462

Banks and savings & loans (0.5%)
BNP Paribas                                    10,400                  750,054

Electronics (0.3%)
Thomson                                        15,760                  400,375

Energy (1.7%)
Total                                          13,063                2,807,122

Engineering & construction (1.5%)
VINCI                                          16,060                2,301,420

Machinery (0.5%)
Schneider Electric                             10,860                  830,184

Media (0.7%)
JC Decaux                                      42,068(b)             1,123,397

Multi-industry (0.7%)
Sanofi-Aventis                                 14,460                1,076,603

Retail -- grocery (0.6%)
Carrefour                                      19,310                  995,655

Utilities -- telephone (1.4%)
France Telecom                                 71,723                2,251,732

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS INTERNATIONAL CORE FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Germany (5.0%)

Airlines (0.3%)
Deutsche Lufthansa                             34,410(b)              $479,470

Automotive & related (0.6%)
Volkswagen                                     18,740                  899,469

Banks and savings & loans (1.2%)
Bayerische Hypo-und
  Vereinsbank                                  31,715(b)               695,377
Deutsche Bank                                   7,010                  595,208
Deutsche Postbank                              10,596(b)               475,710
Total                                                                1,766,295

Financial services (0.3%)
Deutsche Boerse                                 7,050                  438,012

Health care products (0.9%)
Schering                                       21,946                1,481,065

Industrial transportation (0.7%)
Deutsche Post                                  48,160                1,115,479

Machinery (0.2%)
Heidelberger Druckmaschinen                    11,455(b)               388,898

Miscellaneous (0.1%)
Medion                                          7,600                  151,239

Retail -- general (0.3%)
KarstadtQuelle                                 53,625                  506,845

Utilities -- electric (0.4%)
E.ON                                            7,780                  695,792

Hong Kong (1.9%)

Banks and savings & loans (0.3%)
Bank of East Asia                             158,307                  472,073

Electronics (0.2%)
ASM Pacific Technology                         79,000                  296,652

Lodging & gaming (1.0%)
Shangri -La Asia                            1,120,000                1,522,090

Multi-industry (0.1%)
Citic Pacific                                  64,700                  181,212

Utilities -- telephone (0.3%)
China Mobile                                  161,000                  505,951

India (0.5%)

Banks and savings & loans
ICICI Bank ADR                                 39,794                  782,748

Ireland (0.8%)

Banks and savings & loans
Bank of Ireland                                79,100                1,259,137

Italy (4.1%)

Aerospace & defense (0.4%)
Finmeccanica                                  749,160                  700,356

Banks and savings & loans (2.2%)
Banca Intesa                                  346,250                1,609,189
Banche Popolari Unite Scrl                     20,065                  409,811
Sanpaolo-IMI                                   13,500                  188,607
UniCredito Italiano                           212,400                1,168,709
Total                                                                3,376,316

Energy (0.6%)
Eni                                            39,400                  960,563

Insurance (0.7%)
Riunione Adriatica di Sicurta                  48,109                1,087,824

Textiles & apparel (0.2%)
Benetton Group                                 30,288                  395,335

Japan (19.3%)

Automotive & related (2.1%)
Fuji Heavy Inds                                99,800                  470,909
Honda Motor                                    16,900                  882,196
Nissan Motor                                  103,600                1,093,008
Toyoda Gosei                                   19,000                  375,690
Toyota Motor                                   11,900                  462,601
Total                                                                3,284,404

Banks and savings & loans (2.6%)
77 Bank                                        90,200                  652,499
Credit Saison                                  25,800                  874,546
Mitsubishi Tokyo
  Financial Group                                 115                1,086,194
Sumitomo Mitsui
  Financial Group                                 110                  770,442
Takefuji                                       11,070                  775,527
Total                                                                4,159,208

Building materials & construction (0.8%)
Rinnai                                         24,000                  605,167
Sekisui House                                  57,200                  662,007
Total                                                                1,267,174

Chemicals (1.2%)
Shin-Etsu Chemical                             19,600                  773,553
Sumitomo Bakelite                              89,500                  563,097
Sumitomo Chemical                             103,600                  534,522
Total                                                                1,871,172

Computer software & services (0.5%)
Net One Systems                                    17                   66,737
Trend Micro                                    16,000                  716,035
Total                                                                  782,772

Electronics (2.3%)
Alps Electric                                  28,400                  388,126
Keyence                                         4,800                1,099,743
Minebea                                       130,000                  565,157
Murata Mfg                                     10,100                  527,183
Rohm                                            8,200                  744,794
TDK                                             5,000                  346,805
Total                                                                3,671,808

Financial services (0.5%)
Promise                                        10,900                  766,322

Health care products (0.5%)
Takeda Pharmaceutical                          16,300                  771,916

Household products (0.6%)
Kao                                            25,000                  580,130
Shiseido                                       26,100                  362,365
Total                                                                  942,495

Industrial transportation (1.1%)
Nippon Express                                219,100                1,069,501
Yamato Transport                               50,000                  747,269
Total                                                                1,816,770

Insurance (0.7%)
Millea Holdings                                    78                1,074,771

Leisure time & entertainment (0.5%)
Yamaha Motor                                   51,900                  851,991

Machinery (0.8%)
Funai Electric                                  4,800                  549,895
Mabuchi Motor                                   9,800                  670,393
Total                                                                1,220,288

Media (0.6%)
Dentsu                                            183                  462,293
Nippon Telegraph &
  Telephone                                       128                  537,598
Total                                                                  999,891

Multi-industry (1.7%)
Canon                                          32,700                1,704,739
Fuji Photo Film                                18,800                  676,146
Sohgo Security Services                        21,600                  310,858
Total                                                                2,691,743

Restaurants (0.4%)
Skylark                                        37,200                  632,335

Retail -- drugstores (0.3%)
Matsumotokiyoshi                               17,800                  524,846

Retail -- general (1.4%)
Lawson                                         14,800                  573,760
Olympus                                        20,100                  418,731
Yamada Denki                                   30,000                1,261,612
Total                                                                2,254,103

Textiles & apparel (0.3%)
Kuraray                                        50,700                  466,223

Utilities -- telephone (0.4%)
KDDI                                              122                  622,179

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS INTERNATIONAL CORE FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Mexico (2.8%)

Beverages & tobacco (0.3%)
Coca-Cola Femsa ADR                            20,100                 $521,193

Cellular telecommunications (1.1%)
America Movil ADR Series L                     30,919                1,640,562

Media (1.1%)
Grupo Televisa ADR                             28,218                1,660,066

Utilities -- telephone (0.3%)
Telefonos de Mexico ADR Cl L                   14,600                  543,850

Netherlands (3.0%)

Banks and savings & loans (0.3%)
ABN AMRO Holding                               15,808                  428,239

Beverages & tobacco (0.5%)
Heineken                                       24,647                  844,555

Chemicals (0.1%)
DSM                                             2,240                  139,495

Energy (0.5%)
Royal Dutch Petroleum                          12,900                  753,468

Industrial services (0.6%)
Koninklijke Philips Electronics                38,710                1,010,629

Insurance (0.5%)
Aegon                                          53,045                  719,886

Media (0.5%)
Wolters Kluwer                                 43,073                  777,355

New Zealand (0.1%)

Paper & packaging
Carter Holt Harvey                            133,375                  206,358

Norway (0.1%)

Energy
Norsk Hydro                                     1,850                  140,993

Portugal (0.2%)

Utilities -- electric
EDP-Energias de Portugal                      110,610                  326,404

Singapore (1.9%)

Banks and savings & loans (0.9%)
DBS Group Holdings                             86,200                  832,668
United Overseas Bank                           66,000                  561,168
Total                                                                1,393,836

Engineering & construction (--%)
Singapore Technologies
  Engineering                                  35,800                   52,511

Real estate (1.0%)
CapitaLand                                  1,145,000                1,601,457

South Africa (0.8%)

Banks and savings & loans (0.3%)
Nedcor                                         37,505                  456,965

Metals (0.5%)
Anglo American                                 33,339                  775,202

South Korea (1.7%)

Electronics (1.1%)
Samsung Electronics                             3,230                1,558,675

Metals (--%)
POSCO ADR                                         510                   22,950

Utilities -- electric (0.3%)
Korea Electric Power ADR                       38,900                  537,209

Utilities -- telephone (0.3%)
KT ADR                                         23,400                  506,844

Spain (1.7%)

Banks and savings & loans (0.4%)
Banco de Sabadell                              26,600                  678,979

Energy (0.6%)
Repsol                                         27,100                  693,484
Repsol ADR                                      8,700                  222,546
Total                                                                  916,030

Utilities -- electric (0.7%)
Endesa                                         46,800                1,065,578

Sweden (1.6%)

Furniture & appliances (0.4%)
Electrolux Cl B                                31,510                  671,058

Telecom equipment & services (1.2%)
Telefonaktiebolaget LM
  Ericsson ADR                                 62,455(b)             1,831,805

Switzerland (9.5%)

Banks and savings & loans (3.0%)
Julius Baer Holding Cl B                        1,077                  377,206
UBS                                            55,134                4,481,176
Total                                                                4,858,382

Chemicals (2.3%)
Clariant                                       23,280                  382,363
Lonza Group                                    28,195                1,737,658
Syngenta                                       14,196(b)             1,527,499
Total                                                                3,647,520

Food (0.8%)
Nestle                                          4,740                1,244,623

Health care products (1.5%)
Novartis                                       26,000                1,247,569
Roche Holding                                  10,392                1,108,119
Total                                                                2,355,688

Insurance (1.9%)
Swiss Life Holding                             12,060(b)             1,812,740
Swiss Reinsurance                              11,220                  767,398
Zurich Financial Services                       2,800(b)               465,677
Total                                                                3,045,815

Taiwan (0.4%)

Electronics
United Microelectronics ADR                   157,619(b)               556,395

United Kingdom (19.1%)

Aerospace & defense (0.3%)
BAE Systems                                   113,800                  526,489

Airlines (0.5%)
BAA                                            65,300                  767,147
easyJet                                         2,600(b)                10,771
Total                                                                  777,918

Automotive & related (0.6%)
GKN                                           203,300                  931,475

Banks and savings & loans (1.4%)
Barclays                                       47,162                  517,022
Lloyds TSB Group                               67,395                  630,054
Royal Bank of Scotland Group                   32,267                1,069,663
Total                                                                2,216,739

Beverages & tobacco (0.6%)
Diageo                                         66,225                  901,646

Cellular telecommunications (0.2%)
Vodafone Group                                136,100                  351,211

Computer software & services (0.8%)
ARM Holdings                                  709,876                1,314,374

Energy (1.0%)
Golar LNG                                      18,000(b)               243,089
Shell Transport & Trading                     150,943                1,323,893
Total                                                                1,566,982

Financial services (1.4%)
HSBC Holdings                                 135,315                2,239,936

Health care products (0.9%)
GlaxoSmithKline                                67,779                1,496,850

Household products (0.5%)
Unilever                                       78,990                  749,461

Industrial services (0.3%)
BOC Group                                      24,200                  447,303

Leisure time & entertainment (2.7%)
Carnival                                       50,256                3,016,648
EMI Group                                     281,034                1,400,778
Total                                                                4,417,426

Lodging & gaming (1.7%)
InterContinental Hotels
  Group                                       213,556                2,684,193

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS INTERNATIONAL CORE FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Metals (0.6%)
Rio Tinto                                      30,210                 $944,420

Multi-industry (0.5%)
Bunzl                                         102,288                  857,215

Paper & packaging (0.4%)
Rexam                                          75,418                  645,041

Restaurants (1.8%)
Enterprise Inns                               211,806                2,977,347

Retail -- drugstores (0.5%)
Boots Group                                    57,413                  720,914

Retail -- general (0.2%)
Marks & Spencer Group                          51,400                  349,542

Retail -- grocery (0.4%)
J Sainsbury                                   122,183                  651,100

Utilities -- electric (0.9%)
British Energy Group                          256,845(b)             1,211,517
Scottish Power                                 19,200                  152,384
Total                                                                1,363,901

Utilities -- natural gas (0.3%)
Centrica                                       91,080                  400,336

Utilities -- telephone (0.6%)
BT Group                                      240,000                  943,023

United States (2.5%)

Cable (1.1%)
NTL                                            27,013(b)             1,837,694

Leisure time & entertainment (0.9%)
Wynn Resorts                                   21,881(b)             1,434,518

Media (0.5%)
News Corp Cl A                                 43,429                  738,293

Total common stocks
(Cost: $135,785,531)                                              $151,696,306

Preferred stock (0.5%)(c)
Issuer                                         Shares                 Value(a)

Germany
Fresenius                                       7,358                 $746,499

Total preferred stock
(Cost: $728,186)                                                      $746,499

Total investments in securities
(Cost: $136,513,717)(d)                                           $152,442,805

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $136,514,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $17,696,000
      Unrealized depreciation                                       (1,767,000)
                                                                    ----------
      Net unrealized appreciation                                  $15,929,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP PARTNERS INTERNATIONAL CORE FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

                                                              S-6259-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                AXP(R) PARTNERS INTERNATIONAL SELECT VALUE FUND
                                AT JAN. 31, 2005

Investments in Securities

AXP Partners International Select Value Fund

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.2%)(c)
Issuer                                         Shares                 Value(a)

Australia (1.2%)

Airlines (0.2%)
Qantas Airways                                770,700               $2,125,673

Metals (1.0%)
BlueScope Steel                             1,440,000               10,337,029

Austria (1.3%)

Energy
OMV                                            42,250(d)            13,172,629

Belgium (2.4%)

Banks and savings & loans (0.8%)
KBC Bancassurance Holding                     104,000                8,043,235

Retail -- general (1.4%)
Delhaize Group                                195,300               14,398,862

Telecom equipment & services (0.2%)
Belgacom                                       58,400(b)             2,414,444

Canada (4.8%)

Banks and savings & loans (1.6%)
Bank of Nova Scotia                           541,378               17,231,621

Industrial transportation (1.1%)
Canadian Natl Railway                          98,000                5,819,983
Canadian Pacific Railway                      161,000                5,448,832
Total                                                               11,268,815

Insurance (1.2%)
Manulife Financial                            276,400               12,156,255

Metals (0.9%)
Alcan                                         223,700                8,920,961
Novelis                                        31,740(b)               707,692
Total                                                                9,628,653

Denmark (0.9%)

Banks and savings & loans
Danske Bank                                   324,200                9,475,597

Finland (0.1%)

Telecom equipment & services
Nokia                                          87,500                1,338,300

France (11.4%)

Automotive & related (1.9%)
Peugeot                                        81,500                5,072,848
Renault                                       183,400               14,977,971
Total                                                               20,050,819

Banks and savings & loans (1.6%)
BNP Paribas                                    73,300                5,286,440
Credit Agricole                               400,236               11,925,714
Total                                                               17,212,154

Electronics (0.5%)
Thomson                                       225,700                5,733,796

Energy (1.3%)
Total                                          64,100               13,774,518

Insurance (2.1%)
Assurances Generales
  de France (AFG)                             285,300               21,659,365

Multi-industry (3.3%)
Sanofi-Aventis                                269,526               20,067,257
Societe Generale                              136,700               13,616,762
Total                                                               33,684,019

Utilities -- telephone (0.7%)
France Telecom                                250,680                7,870,057

Germany (9.5%)

Automotive & related (2.5%)
Continental                                   291,500               20,226,690
Volkswagen                                    107,400                5,154,908
Total                                                               25,381,598

Building materials & construction (1.1%)
HeidelbergCement                              169,254               11,381,504

Electronics (1.6%)
EPCOS                                         297,300(b)             3,736,825
Siemens                                       168,900(d)            13,488,292
Total                                                               17,225,117

Health care products (0.7%)
ALTANA                                         46,800                2,748,818
Merck & Co                                     72,600                4,803,849
Total                                                                7,552,667

Health care services (0.3%)
Fresenius Medical Care                         35,000                2,829,996

Insurance (0.7%)
AMB Generali Holding                           43,532                3,715,874
Hannover Rueckversicherung                     95,426                3,677,547
Total                                                                7,393,421

Machinery (1.0%)
MAN                                           265,000               10,939,616

Utilities -- electric (1.6%)
E.ON                                          188,700               16,876,085

Hong Kong (0.6%)

Utilities -- electric
CLP Holdings                                1,180,500                6,704,035

Ireland (1.0%)

Banks and savings & loans
DEPFA Bank                                    620,600               10,921,576

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Italy (5.3%)

Banks and savings & loans (2.5%)
Banca Intesa                                2,504,475              $11,639,492
UniCredito Italiano                         2,614,200               14,384,365
Total                                                               26,023,857

Energy (2.6%)
Eni                                         1,133,200               27,627,168

Utilities -- telephone (0.2%)
Telecom Italia                                627,165                2,486,498

Japan (26.9%)

Automotive & related (5.5%)
Honda Motor                                   367,800               19,199,497
Nissan Motor                                1,384,300               14,604,729
Toyota Motor                                  603,900               23,476,006
Total                                                               57,280,232

Banks and savings & loans (4.2%)
ACOM                                           38,000                2,665,514
ORIX                                           68,500                9,062,256
Sumitomo                                      354,000                3,031,100
Sumitomo Mitsui Financial
  Group                                         2,816               19,723,305
UFJ Holdings                                    1,695(b)            10,109,822
Total                                                               44,591,997

Beverages & tobacco (0.6%)
Japan Tobacco                                     600                6,367,029

Chemicals (0.4%)
Mitsui Chemicals                              719,000                4,145,871

Electronics (0.9%)
Hitachi                                     1,390,000                9,237,454

Energy (1.1%)
Nippon Mining Holdings                        838,500                4,243,358
Sumitomo Metal Inds                         4,790,000                7,208,069
Total                                                               11,451,427

Financial services (2.6%)
Aiful                                         122,050               13,812,523
Promise                                       196,000               13,779,727
Total                                                               27,592,250

Food (0.7%)
Nippon Meat Packers                           541,000                7,340,396

Health care products (0.8%)
Takeda Pharmaceutical                         125,400                5,938,545
Tanabe Seiyaku                                210,000                2,218,681
Total                                                                8,157,226

Industrial transportation (1.1%)
East Japan Railway                                800                4,310,995
ITOCHU                                      1,437,000(b)             6,786,027
Total                                                               11,097,022

Leisure time & entertainment (1.2%)
Sankyo/Gunma                                   44,900                2,425,052
Sega Sammy Holdings                           159,000(b)            10,233,812
Total                                                               12,658,864

Media (0.3%)
Nippon Telegraph & Telephone                      872                3,662,390

Metals (1.9%)
JFE Holdings                                  428,200               11,833,299
Kobe Steel                                  5,157,000                8,208,329
Total                                                               20,041,628

Multi-industry (2.7%)
Canon                                         480,600               25,054,970
Mitsubishi                                    324,000                3,800,304
Total                                                               28,855,274

Paper & packaging (0.2%)
Oji Paper                                     446,000                2,511,848

Retail -- general (0.6%)
Circle K Sunkus                               110,400(b)             2,892,367
UNY                                           296,000                3,469,008
Total                                                                6,361,375

Utilities -- electric (1.3%)
Kyushu Electric Power                         222,200                4,391,733
Tokyo Electric Power                          405,000                9,645,580
Total                                                               14,037,313

Utilities -- natural gas (0.8%)
Tokyo Gas                                   2,122,000                8,757,774

Luxembourg (2.4%)

Metals
Arcelor                                     1,147,680               25,631,125

Netherlands (3.5%)

Banks and savings & loans (2.4%)
ABN AMRO Holding                              141,648                3,837,244
ING Groep                                     755,724               21,785,858
Total                                                               25,623,102

Energy (0.3%)
Royal Dutch Petroleum                          55,800(d)             3,259,187

Industrial services (0.8%)
Koninklijke Philips Electronics               305,500                7,977,936

Norway (1.3%)

Chemicals (0.3%)
Yara Intl                                     295,100(b)             3,484,227

Telecom equipment & services (1.0%)
Telenor                                     1,103,100               10,151,264

Singapore (2.4%)

Electronics (1.1%)
Flextronics Intl                              788,300(b)            11,154,445

Telecom equipment & services (1.3%)
SingTel                                     8,867,786               13,825,864

Spain (3.6%)

Beverages & tobacco (0.6%)
Altadis                                       140,400                6,127,870

Energy (1.5%)
Repsol                                        621,500               15,904,068

Utilities -- electric (1.5%)
Endesa                                        677,700(d)            15,430,383

Sweden (1.9%)

Financial services (0.9%)
Nordea Bank                                   975,400                9,042,684

Paper & packaging (1.0%)
Svenska Cellulosa                             296,100               11,333,054

Switzerland (3.1%)

Banks and savings & loans (1.1%)
Credit Suisse Group                           300,400(b)            12,099,700

Electronics (0.5%)
Micronas Semiconductor
  Holding                                     125,700(b)             5,667,532

Metals (1.5%)
Xstrata                                       824,590               14,382,166

United Kingdom (13.6%)

Banks and savings & loans (2.1%)
HBOS                                          569,800                9,085,768
Lloyds TSB Group                              584,700                5,466,175
Royal Bank of Scotland
  Group                                       270,100                8,953,910
Total                                                               23,505,853

Beverages & tobacco (0.9%)
British American Tobacco                      178,900                3,101,962
SABMiller                                     400,000                6,127,452
Total                                                                9,229,414

Building materials & construction (1.5%)
Persimmon                                     300,000                4,056,885
RMC Group                                     735,400               11,715,065
Total                                                               15,771,950

Cellular telecommunications (0.9%)
Vodafone Group                              3,680,800                9,498,447

Energy (1.9%)
BP                                          1,974,100               19,559,212

Engineering & construction (0.9%)
George Wimpey                                 813,000                6,428,158
Taylor Woodrow                                490,000                2,643,452
Total                                                                9,071,610

Health care products (1.3%)
GlaxoSmithKline                               618,500               13,659,128

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Insurance (1.5%)
Aviva                                       1,152,192              $13,791,070
Royal & SunAlliance
  Insurance Group                           1,468,500                2,366,680
Total                                                               16,157,750

Lodging & gaming (0.5%)
InterContinental Hotels
  Group                                       398,153                5,004,399

Restaurants (1.6%)
Punch Taverns                                 692,000                8,730,199
Whitbread                                     485,800                8,062,830
Total                                                               16,793,029

Retail -- grocery (0.5%)
J Sainsbury                                 1,006,162                5,361,731

Total common stocks
(Cost: $760,275,056)                                            $1,023,773,479

Total investments in securities
(Cost: $760,275,056)(e)                                         $1,023,773,479

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   At Jan. 31, 2005, security was partially or fully on loan.

(e) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $760,275,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $264,295,000
      Unrealized depreciation                                         (797,000)
                                                                      --------
      Net unrealized appreciation                                 $263,498,000
                                                                  ------------

      At Jan. 31, 2005, $197,819 was pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                                 Contracts
      Purchase contracts
      Tokyo Price Index Futures, March 2005                                100

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

                                                              S-6242-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                  AXP(R) PARTNERS INTERNATIONAL SMALL CAP FUND
                                AT JAN. 31, 2005

Investments in Securities

AXP Partners International Small Cap Fund

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.0%)(c)
Issuer                                         Shares                 Value(a)

Australia (5.5%)

Food (0.3%)
AWB                                            76,538                 $273,803

Industrial transportation (0.4%)
Adsteam Marine                                292,183                  348,236

Insurance (0.5%)
Promina Group                                 105,770                  436,970

Media (1.2%)
APN News & Media                               84,040                  321,679
John Fairfax Holdings                         136,970                  467,821
STW Communications Group                      120,953                  282,117
Total                                                                1,071,617

Metals (1.1%)
Aquarius Platinum                               2,535                   11,767
Iluka Resources                               220,339                1,068,743
Minara Resources                                9,937(b)                14,111
Total                                                                1,094,621

Miscellaneous (0.1%)
Flight Centre                                   7,278                   90,687

Multi-industry (0.4%)
Downer EDI                                     22,014                   87,379
Mayne Group                                    74,280                  264,199
Total                                                                  351,578

Precious metals (--%)
Sons of Gwalia                                280,090(b,d,e)                --

Real estate (0.6%)
Commonwealth Property
  Office Fund                                 220,976                  212,331
Macquarie Office Trust                        307,467                  309,998
Total                                                                  522,329

Retail -- general (0.2%)
Harvey Norman Holdings                         93,000                  212,474

Textiles & apparel (0.7%)
Billabong Intl                                 64,460                  601,675

Bahamas (0.4%)

Leisure time & entertainment
Steiner Leisure                                11,460(b)               355,478

Belgium (0.5%)

Electronics
Barco                                           4,800                  438,760

Brazil (0.2%)

Paper & packaging
Aracruz Celulose ADR                            6,140                  214,593

Canada (4.1%)

Aerospace & defense (0.5%)
CAE                                           110,790                  442,802

Automotive & related (0.4%)
Linamar                                        34,810                  389,333

Banks and savings & loans (0.4%)
Laurentian Bank of Canada                      19,940                  379,197

Electronics (0.2%)
GSI Lumonics                                   22,140(b)               214,085

Energy equipment & services (0.6%)
Precision Drilling                              7,970(b)               541,844

Food (0.7%)
North West Co Fund                             24,350                  601,392

Media (0.8%)
Quebecor World                                 22,110                  474,804
Torstar Cl B                                    5,580(b)               102,068
Transcontinental Cl B                           5,500(b)               102,377
Total                                                                  679,249

Real estate investment trust (0.5%)
Legacy Hotels                                  83,500                  484,448

China (1.4%)

Building materials & construction (0.2%)
Shanghai Forte Land Cl H                      560,000                  183,164

Energy (0.5%)
China Oilfield Services                     1,236,000                  412,508

Industrial transportation (0.2%)
Sinotrans Cl H                                689,400                  225,419

Textiles & apparel (0.5%)
Weiqiao Textile Cl H                          277,000                  420,963

Denmark (2.3%)

Beverages & tobacco (0.8%)
Carlsberg Cl B                                 14,127                  669,763

Engineering & construction (0.4%)
FLSmidth & Co Cl B                             21,670(b)               406,278

Multi-industry (0.4%)
ISS                                             6,440                  367,549

Utilities -- electric (0.7%)
Vestas Wind Systems                            52,933(b)               635,055

Finland (2.9%)

Computer software & services (0.5%)
TietoEnator                                    15,800                  462,258

Health care services (0.6%)
Orion Cl B                                     34,180                  561,570

Machinery (0.9%)
KCI Konecranes                                  5,450                  244,253
Metso                                          32,850                  496,836
Total                                                                  741,089

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
     AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Finland (cont.)

Multi-industry (0.5%)
Amer Group                                     28,620                 $469,577

Paper & packaging (0.4%)
Huhtamaki                                      26,060                  387,160

France (4.0%)

Beverages & tobacco (0.4%)
Remy Cointreau                                  9,277                  371,924

Computer software & services (0.2%)
GL Trade                                        4,130                  188,879

Health care products (--%)
Eurofins Scientific                               983(b)                24,596

Household products (0.2%)
Clarins                                         2,849                  173,760

Machinery (1.6%)
ALSTOM                                      1,597,360(b)             1,477,992

Media (0.8%)
NRJ Group                                      29,003                  696,215

Multi-industry (0.8%)
Bacou-Dalloz                                    6,034                  545,727
Cegedim                                         2,105                  173,353
Total                                                                  719,080

Germany (3.3%)

Broker dealers (0.2%)
Comdirect Bank                                 22,700(b)               212,486

Building materials & construction (0.6%)
Hochtief                                       15,745                  513,198

Computer software & services (0.1%)
United Internet                                 2,708                   70,106

Electronics (0.9%)
Aixtron                                        36,657(b)               181,451
ELMOS Semiconductor                            22,210                  347,325
Kontron                                        24,599(b)               238,886
Vossloh                                         1,950                  100,379
Total                                                                  868,041

Financial services (0.2%)
MLP                                             9,524                  165,372

Health care products (0.4%)
Celesio                                         4,300                  331,258

Machinery (0.4%)
Heidelberger Druckmaschinen                     9,500(b)               322,525

Multi-industry (0.5%)
Jenoptik                                       43,716(b)               538,409

Greece (0.8%)

Building materials & construction
Aktor Technical                               105,520                  481,297
Titan Cement                                    6,800                  219,063
Total                                                                  700,360

Hong Kong (7.5%)

Banks and savings & loans (0.6%)
Dah Sing Financial Holding                     55,600                  405,306
Wing Lung Bank                                 14,800                  104,026
Total                                                                  509,332

Electronics (1.2%)
ASM Pacific Technology                         96,500                  362,366
Ngai Lik Industrial Holding                 1,260,000                  339,389
Techtronic Inds                               176,000                  393,478
Total                                                                1,095,233

Health care products (1.1%)
China Pharmaceutical                        1,484,560                  380,407
Far East Pharmaceutical
  Technology                                1,181,200(b,d,e)                --
Moulin Intl Holdings                          844,000                  659,589
Total                                                                1,039,996

Media (0.5%)
Asia Satellite
  Telecommunications Holdings                 113,500                  212,346
i-CABLE Communications                        567,000                  199,909
Total                                                                  412,255

Multi-industry (1.5%)
Beijing Capital Intl Airport                  662,000                  282,067
First Pacific                                 940,000(b)               277,387
Hopewell Holdings                             153,000                  386,440
Lerado Group Holding                        1,615,984                  260,763
Li & Fung                                     116,000                  191,494
Total                                                                1,398,151

Real estate investment trust (0.3%)
Hang Lung Group                               175,000                  305,374

Retail -- general (0.8%)
Giordano Intl                               1,126,000                  696,337

Textiles & apparel (1.1%)
Fountain Set                                  484,000                  305,619
Texwinca Holdings                             352,823                  312,121
Yue Yuen Industrial Holdings                  132,000                  344,762
Total                                                                  962,502

Utilities -- electric (0.4%)
China Power Intl                              264,000(b)                88,848
China Resources Power
  Holdings                                    642,000                  308,904
Total                                                                  397,752

India (1.1%)

Automotive & related (0.5%)
Tata Motors ADR                                41,840                  486,599

Building materials & construction (0.2%)
Gujarat Ambuja Cements GDR                     21,060                  216,181

Computer software & services (0.4%)
Satyam Computer
  Services ADR                                 13,910                  337,318

Indonesia (0.3%)

Telecom equipment & services
Indonesian Satellite                          404,000                  251,294

Israel (0.6%)

Electronics
Orbotech                                       26,550(b)               554,895

Italy (3.3%)

Automotive & related (0.4%)
Brembo                                         47,600                  390,234

Engineering & construction (0.5%)
Permasteelisa                                  23,100                  419,808

Health care products (1.1%)
Recordati                                      10,800                  286,496
Sorin                                         184,477(b)               608,137
Total                                                                  894,633

Media (0.4%)
Caltagirone Editore                            43,050                  408,626

Textiles & apparel (0.9%)
Benetton Group                                 15,243                  198,960
Tod's                                          14,720                  648,465
Total                                                                  847,425

Japan (18.1%)

Airlines (0.5%)
Japan Airport Terminal                         43,000                  422,654

Automotive & related (0.2%)
Nissin Kogyo                                    6,000                  210,171

Banks and savings & loans (2.1%)
77 Bank                                       138,000                  998,280
Aichi Bank                                      3,700                  329,904
Bank of Nagoya                                 55,000                  343,707
Shiga Bank                                     39,000                  238,448
Shikoku Bank                                    6,000                   36,152
Total                                                                1,946,491

Chemicals (2.1%)
Fujimi                                         12,500                  356,555
Taiyo Ink Mfg                                  16,000                  620,669
Takasago Intl                                  71,000                  394,352
Tokyo Ohka Kogyo                               28,300                  578,526
Total                                                                1,950,102

Computer software & services (1.9%)
Argo Graphics                                   2,500                   74,688
Kanematsu Electronics                           1,250                    9,781
Meitec                                         18,800                  694,458
Obic                                            2,900                  591,731
OBIC Business Consultants                       6,000                  318,110
Total                                                                1,688,768

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
     AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Japan (cont.)

Electronics (1.4%)
Alpine Electronics                              9,000                 $119,249
eAccess                                           168(b)               170,082
Futaba                                         17,000                  434,460
Hosiden                                        36,800                  385,251
Kenwood                                        65,000(b)               139,320
Total                                                                1,248,362

Energy (0.3%)
Japan Petroleum Exploration                     7,900                  317,437

Food (0.1%)
Kikkoman                                       11,000                  110,191

Furniture & appliances (0.2%)
Chofu Seisakusho                                3,100                   64,709
Noritz                                          8,000                  137,486
Total                                                                  202,195

Health care products (3.0%)
Asahi Intecc                                    4,800                  205,655
Hogy Medical                                    7,300                  330,785
Kobayashi Pharmaceutical                       27,000                  703,464
Mochida Pharmaceutical                         64,000                  395,404
Nippon Shinyaku                                15,000                  125,162
Ono Pharmaceutical                              3,000                  162,081
Tanabe Seiyaku                                 52,600                  555,727
Towa Pharmaceutical                            14,000                  326,257
Total                                                                2,804,535

Household products (0.5%)
Milbon                                         11,400                  327,820
Sangetsu                                        6,600                  153,863
Total                                                                  481,683

Industrial services (0.8%)
Disco                                          12,600                  584,936
Iwatani Intl                                   44,000                  107,353
Total                                                                  692,289

Leisure time & entertainment (0.3%)
Avex                                           16,600                  228,904

Machinery (2.2%)
Ebara                                          89,000                  411,753
Eneserve                                        6,400                  227,019
Komori                                         18,000                  274,946
Mori Seiki                                     15,000                  158,086
THK                                            25,700                  511,875
Union Tool                                     11,100                  374,839
Total                                                                1,958,518

Media (0.2%)
Asatsu-DK                                       5,500                  159,435

Multi-industry (1.6%)
Hokuto                                         16,200                  286,079
Noritsu Koki                                   10,300                  221,794
Sohgo Security Services                        38,400                  552,636
Tokyo Individualized
  Educational Institute                        45,840                  399,241
Total                                                                1,459,750

Paper & packaging (0.4%)
Toppan Forms                                   30,700                  382,735

Retail -- general (--%)
Kose                                              890                   35,947

Textiles & apparel (0.2%)
Sazaby                                          6,800                  150,922

Luxembourg (0.5%)

Multi-industry
Thiel Logistik                                 65,930(b)               419,136

Malaysia (0.1%)

Leisure time & entertainment
Resorts World                                  49,000                  130,281

Mexico (0.5%)

Beverages & tobacco (0.2%)
Grupo Continental                              88,780                  161,440

Multi-industry (0.3%)
Grupo Aeroportuario
  del Sureste ADR                               9,780                  260,246

Netherlands (6.0%)

Building materials & construction (0.4%)
AM                                             35,624                  373,259

Computer hardware (0.3%)
Oce                                            16,610                  254,826

Computer software & services (0.5%)
Exact Holding                                   7,400                  232,702
Unit 4 Agresso                                 16,398(b)               247,633
Total                                                                  480,335

Electronics (0.3%)
ASM International                              13,338(b)               230,734

Health care products (0.9%)
OPG Groep                                      11,530                  677,183
Qiagen                                         16,500(b)               176,705
Total                                                                  853,888

Machinery (0.4%)
IHC Caland                                      6,200                  391,513

Multi-industry (2.6%)
Aalberts Inds                                  16,593                  755,577
Arcadis                                        12,480                  227,695
Imtech                                         19,920                  675,198
Vedior                                         38,580                  684,884
Total                                                                2,343,354

Telecom equipment & services (0.6%)
Draka Holding                                  37,523                  577,019

New Zealand (1.1%)

Airlines (0.2%)
Air New Zealand                               178,926(b)               207,071

Paper & packaging (0.5%)
Carter Holt Harvey                            273,251                  422,775

Retail -- general (0.4%)
Warehouse Group                               127,175                  354,856

Norway (0.8%)

Energy equipment & services
Prosafe ASA                                    25,090                  731,781

Singapore (1.4%)

Electronics (0.2%)
Huan Hsin Holdings                            329,000                  204,899

Food (0.5%)
Want Want Holdings                            531,930                  502,674

Health care products (0.5%)
Osim Intl                                     674,800                  424,132

Telecom equipment & services (0.2%)
MobileOne                                     148,110                  164,936

South Korea (4.3%)

Automotive & related (0.6%)
Halla Climate Control                          51,660                  504,170

Banks and savings & loans (2.0%)
Daegu Bank                                     48,320                  335,756
Daewoo Securities                              42,280(b)               238,661
Industrial Bank of Korea                       92,810                  750,426
Pusan Bank                                     83,270                  631,290
Total                                                                1,956,133

Beverages & tobacco (0.2%)
Kook Soon Dang Brewery                         11,126                  145,334

Building materials & construction (0.2%)
Hanil Cement Mfg                                2,680                  164,276

Electronics (0.4%)
Daeduck Electronics                            43,850                  356,805

Household products (0.3%)
LG Household & Health Care                      7,918                  230,035

Media (0.2%)
Cheil Communications                            1,210                  180,927

Paper & packaging (0.4%)
Hansol Paper                                   39,900                  377,601

Spain (2.1%)

Industrial transportation (0.7%)
Transportes Azkar                              77,870                  670,858

Lodging & gaming (0.8%)
Sol Melia                                      67,990                  733,804

Multi-industry (0.6%)
Prosegur, Compania
  de Seguridad                                 27,800                  549,687

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
     AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Sweden (2.3%)

Computer software & services (0.4%)
Teleca Cl B                                    63,160(b)              $341,465

Financial services (1.0%)
D Carnegie & Co                                44,520                  526,230
Kungsleden                                     10,630                  395,777
Total                                                                  922,007

Health care products (0.2%)
Medivir Cl B                                   12,350(b)               164,447

Media (0.4%)
Enrio                                          34,520                  344,843

Multi-industry (0.3%)
Observer                                       63,730                  314,401

Switzerland (4.0%)

Banks and savings & loans (0.8%)
Julius Baer Holding Cl B                        1,016                  355,842
Vontobel Holding                               13,660                  331,159
Total                                                                  687,001

Chemicals (0.8%)
EMS-Chemie Holding AG                           3,421                  311,005
Gurit-Heberlein                                   540                  399,964
Total                                                                  710,969

Food (0.3%)
Lindt & Spruengli                                 190                  260,665

Health care products (0.2%)
Bachem Holding Cl B                             2,920                  171,898

Insurance (1.0%)
Baloise Holding                                14,429                  679,879
Helvetia Patria Holding                         2,300                  337,552
Total                                                                1,017,431

Investment companies (0.3%)
BB BIOTECH                                      3,990                  235,257

Leisure time & entertainment (0.3%)
Kuoni Reisen Holding                              579                  246,030

Machinery (0.3%)
SIG Holding                                     1,190                  290,536

Taiwan (1.8%)

Computer hardware (0.5%)
Compal Electronics                            162,080                  153,032
KYE Systems                                   513,000                  389,271
Total                                                                  542,303

Furniture & appliances (0.2%)
Taiwan Fu Hsing Industrial                    147,000                  164,867

Industrial services (0.5%)
Fu Sheng Industrial                           318,000                  419,792

Leisure time & entertainment (0.4%)
Giant Mfg                                     195,000                  322,721

Miscellaneous (0.2%)
Taiwan Green Point Enterprises                 75,000                  218,450

Thailand (0.6%)

Banks and savings & loans (0.1%)
Thai Military Bank                          1,239,100(b)               131,901

Energy equipment & services (0.4%)
PTT Public                                     58,800                  282,358

Media (0.1%)
BEC World                                     228,000                   99,878

United Kingdom (13.3%)

Aerospace & defense (0.2%)
Radstone Technology                            34,800                  190,033

Airlines (0.5%)
easyJet                                       106,500(b)               441,187

Chemicals (0.4%)
Yule Catto                                     61,104                  337,847

Computer software & services (2.4%)
Dimension Data Holdings                       901,900(b)               708,342
LogicaCMG                                     108,600                  361,110
Misys                                         187,577                  761,010
SurfControl                                    32,128(b)               363,073
Total                                                                2,193,535

Electronics (0.4%)
Premier Farnell                               104,497                  344,344

Energy equipment & services (0.4%)
Expro Intl Group                               43,053                  329,963

Financial services (1.1%)
John D Wood & Co                              364,473(b)               993,720

Food (0.8%)
Geest                                          63,370                  764,151

Health care products (0.7%)
Bespak                                         16,216                  165,228
Cambridge Antibody
  Technology Group                             32,200(b)               458,043
Total                                                                  623,271

Industrial services (0.8%)
PHS Group                                     341,455                  565,788
VT Group                                       29,370                  179,933
Total                                                                  745,721

Industrial transportation (0.3%)
Avis Europe                                   280,220                  266,466

Insurance (1.6%)
Benfield Group ADR                             51,000                  287,761
Hiscox                                         76,127                  261,362
Homeserve                                      23,244                  352,117
Jardine Lloyd Thompson Group                   82,800                  578,046
Total                                                                1,479,286

Machinery (0.9%)
Bodycote Intl                                 236,845                  799,149

Media (0.5%)
Capital Radio                                  32,600                  261,197
GWR Group                                      37,800                  179,734
Total                                                                  440,931

Multi-industry (1.6%)
Aggreko                                       160,900                  495,354
De La Rue                                      78,100                  551,924
Group 4 Securicor                             176,800(b)               446,106
Total                                                                1,493,384

Paper & packaging (0.5%)
DS Smith                                      152,260                  458,012

Retail -- general (0.2%)
Luminar                                        19,700                  194,250

Total common stocks
(Cost: $73,635,236)                       $86,480,014

Preferred stock (0.4%)(c)
Issuer                                         Shares                 Value(a)

Germany
Hugo Boss                                      11,310                 $370,691

Total preferred stock
(Cost: $211,134)                                                      $370,691

Total investments in securities
(Cost: $73,846,370)(f)                                             $86,850,705

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
     AT JAN. 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   Negligible market value.

(e) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings AT JAN. 31, 2005, is as follows:

      Security                                    Acquisition             Cost
                                                                         dates

      Far East Pharmaceutical Technology    03-10-04 thru 06-08-04    $163,792
      Sons of Gwalia                        09-30-02 thru 07-23-04     501,662

(f) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $73,846,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $14,676,000
      Unrealized depreciation                                       (1,671,000)
                                                                    ----------
      Net unrealized appreciation                                  $13,005,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
     AT JAN. 31, 2005

                                                              S-6258-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Partners International Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 29, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 29, 2005